Marketable Securities	12 Months Ended
Aug. 31, 2015
Marketable Securities [Abstract]
Marketable Securities

(2) Marketable Securities

At August 31, 2015, there were no marketable securities.

At August 31, 2014, marketable securities classified as available for sale consisted of the following:

	August 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
Available for sale securities	Cost	Gain	Loss	Fair Value
Certificates of Deposit	$4,244	$-	$(4)	$4,240
Commercial Paper	5,249	-	-	5,249
Corporate Bonds	15,157	-	(7)	15,150
Total	$24,650	$-	$(11)	$24,639

At August 31, 2014, $60 of the certificates of deposit and $1,199 of the commercial paper, respectively, is included in the cash and cash equivalents on the consolidated balance sheet.

There were no marketable securities classified as held-to maturity as of August 31, 2015 and 2014, respectively.

All marketable securities at August 31, 2014 are due to mature in one year or less.